NOTE 11 - EQUITY TRANSACTIONS (Details) - USD ($)		1 Months Ended					12 Months Ended
	Oct. 21, 2016	Dec. 31, 2017	Oct. 31, 2017	May 31, 2017	Oct. 31, 2016	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2016	Dec. 14, 2016
NOTE 11 - EQUITY TRANSACTIONS (Details) [Line Items]
Common Stock, Shares Authorized		408,317,402					408,317,402	393,934,068	500,000,000	395,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.00001					$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized		50,000,000					50,000,000	50,000,000
Stock Issued During Period, Shares, Issued for Services				250,000		500,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 17,500		$ 48,000	$ 17,500	$ 48,000
Shares Issued, Price Per Share (in Dollars per share)				$ 0.07		$ 0.096
Number of Officers							3
Stock Issued During Period, Shares, Restricted Stock Award, Gross							2,300,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)							$ 228,000
Stock Issued During Period, Shares, New Issues							11,833,334
Proceeds from Issuance or Sale of Equity (in Dollars)							$ 675,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.06					$ 0.06
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							6,400,000
Fair Value Assumptions, Expected Dividend Rate							0.00%	0.00%
Allocated Share-based Compensation Expense (in Dollars)							$ 228,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares		325,000					325,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)		$ 19,760					$ 19,760
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							7 years 215 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		1,977,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)		$ 0					$ 0	261,220
Warrants, Maximum Value (in Dollars)					$ 1,000,000
Warrant, Description	In October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares to be determined based on a 20-day average stock price prior to the date of exercise, discounted 40%.				number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%
Class of Warrant or Rights, Granted			1,000,000	750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.10	$ 0.10
Warrant, Term			5 years	3 years
Issuance of Stock and Warrants for Services or Claims (in Dollars)							$ 33,960	937,951
Minimum [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 0.06					$ 0.06
Maximum [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 0.15					$ 0.15
Common Stock Awards, Vested [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							2,300,000
Common Stock Awards, Non-Vested [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							1,300,000
Employee Stock Option [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)							$ 565,651	$ 0
Options Modified [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)							$ 89,064
Options Modified							750,000